Taxation	12 Months Ended
Feb. 29, 2024
Taxation [Abstract]
TAXATION

24. TAXATION

		Year ended February 29/28
Figures in Rand thousands	Note	2024	2023	2022

Major components of the tax expense:
Current tax
Current year		297,546	250,606	208,141
Prior year		(120)	(4,671)	8,573
		297,426	245,935	216,714

Deferred tax
Current year		(12,964)	15,972	(16,370)
Prior year		6,464	1,257	(3,394)
	9	(6,500)	17,229	(19,764)

Withholding tax		20,628	22,134	8,526

Total tax expense		311,554	285,298	205,476

Reconciliation between accounting profit and tax expense:
Profit before taxation		1,065,710	894,104	682,083
Tax at the applicable tax rate of 17% [1] (2023: 17%[1], 2022: 17%1)		181,171	151,998	115,954
Effect of different tax rates in foreign jurisdictions		90,081	91,841	66,257

Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses		(10,811)	(2,239)	(982)
Tax incentive		(6,549)	(5,975)	(2,709)
Income not subject to tax		(1,414)	(4,184)	(270)
Non-deductible expenses		15,898	20,789	12,556
Recognition of previously unrecognized tax losses		–	(1,794)	(2,060)
Current year losses for which no deferred tax asset is recognized		19,223	14,085	1,040
Withholding tax		20,628	22,134	8,526

Prior year tax under/(over) provision		6,344	(3,414)	5,179
Tax effect of deferred tax on decrease in tax rate		–	(594)	–
Others		(3,017)	2,651	1,985
Total tax expense		311,554	285,298	205,476

[1]	This is the corporate tax rate in Singapore.